Convertible Notes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of convertible notes and related activity
Note Holder	Date	Maturity Date	Interest	Balance December 31, 2021	Additions	Conversions/ Repayments	Balance March 31, 2022
Granite Global Investments Ltd	4/7/2021	4/7/2022	10%	36,500	—	(36,500)	—
Granite Global Investments Ltd	4/9/2021	4/9/2022	10%	100,000	—	(100,000)	—
Power Up Lending Group LTD	7/22/2021	7/22/2022	10%	58,850	—	(58,850)	—
Power Up Lending Group LTD	8/26/2021	8/26/2022	10%	58,850	—	(58,850)	—
Power Up Lending Group LTD	9/22/2021	9/22/2022	10%	58,850	—	(58,850)	—
Power Up Lending Group LTD	10/12/2021	10/12/2022	10%	86,350	—	—	86,350
			Total	$399,400	$—	$(313,050)	$86,350
		Less debt discount		(206,157)			(46,774)
				$193,243			$39,576

Note Holder	Date	Maturity Date	Interest	Balance December 31, 2020	Additions	Conversions/ Repayments	Balance December 31, 2021
Diamond Investments II LLC	8/28/2020	8/28/2021	8%	110,250	—	(110,250)	—
Power Up Lending Group LTD	12/18/2020	12/18/2021	10%	91,850	—	(91,850)	—
Granite Global Investments Ltd	10/26/2020	11/6/2021	24.5%	—	162,798	(162,798)	—
Granite Global Investments Ltd	1/6/2021	1/6/2022	12%	—	31,000	(31,000)	—
Granite Global Investments Ltd	1/30/2021	1/30/2022	12%	—	36,000	(36,000)	—
Power Up Lending Group LTD	2/22/2021	2/22/2022	10%	—	84,150	(84,150)	—
Granite Global Investments Ltd	4/7/2021	4/7/2022	10%	—	36,500	—	36,500
Granite Global Investments Ltd	4/7/2021	4/7/2022	10%	—	91,850	(91,850)	—
Granite Global Investments Ltd	4/9/2021	4/9/2022	10%	—	100,000	—	100,000
Granite Global Investments Ltd	5/3/2021	5/3/2022	10%	—	53,625	(53,625)	—
Power Up Lending Group LTD	7/22/2021	7/22/2022	10%	—	58,850	—	58,850
Power Up Lending Group LTD	8/26/2021	8/26/2022	10%	—	58,850	—	58,850
Power Up Lending Group LTD	9/22/2021	9/22/2022	10%	—	58,850	—	58,850
Power Up Lending Group LTD	10/12/2021	10/12/2022	10%	—	86,350	—	86,350
			Total	$202,100	$858,823	$(661,523)	$399,400
		Less debt discount		(157,233)			(206,157)
				$44,867			$193,243

Schedule of derivative liability
Balance at December 31, 2020	700,719
Increase to derivative due to new issuances	1,087,302
Decrease to derivative due to conversion/repayments	(3,098,325)
Derivative loss due to mark to market adjustment	1,601,016
Balance at December 31, 2021	$290,712
Decrease to derivative due to conversion/repayments	(202,382)
Derivative gain due to mark to market adjustment	(11,907)
Balance at March 31, 2022	$76,423

Balance at December 31, 2019	$626,831
Increase to derivative due to new issuances	808,643
Decrease to derivative due to conversion/repayments	(897,519)
Derivative loss due to mark to market adjustment	162,764
Balance at December 31, 2020	700,719
Increase to derivative due to new issuances	1,087,302
Decrease to derivative due to conversion/repayments	(3,098,325)
Derivative loss due to mark to market adjustment	1,601,016
Balance at December 31, 2021	$290,712

Schedule of quantitative information about significant unobservable inputs
Inputs	March 31, 2022	Initial Valuation
Stock price	$.014	$.028
Conversion price	$.0092	$0.012
Volatility (annual)	175.09%	233.62%
Risk-free rate	1.06%	.10%
Dividend rate	-	-
Years to maturity	.52	1

Inputs
Stock price	$.01 - .02
Conversion price	$.0097 - .01
Volatility (annual)	169.37% – 172.14%
Risk-free rate	.39% - .93
Dividend rate	-
Years to maturity	.49 - .50

Inputs	December 31, 2021	Initial Valuation
Stock price	$.0022	$.0018 - .028
Conversion price	$.0094	$.002 - .0115
Volatility (annual)	234.92 – 246.30%	203.69% - 246.30%
Risk-free rate	.05% - .09%	.10% - .39%
Dividend rate	-	-
Years to maturity	.52 – .98	.83 - 1

Inputs
Stock price	$.013 - .029
Conversion price	$.003 - .0096
Volatility (annual)	148.35% – 293.57%
Risk-free rate	.04% - .06%
Dividend rate	-
Years to maturity	.25 - .50